Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Intangible Assets And Goodwill [Abstract]
Carrying value at the beginning	$ 563	$ 568
Goodwill on Brilliant Basics acquisition (Refer to note 2.9)	5
Goodwill reclassified under assets held for sale (Refer note no 2.9)	(247)
Translation differences	18	(5)
Carrying value at the end	$ 339	$ 563